Financial Instruments by Categories - Summary of the Financial Instruments (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Mar. 23, 2023 USD ($)	Mar. 23, 2023 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Percentage of accrued interest on convertible bond		10.00%	10.00%
Maturity date	Mar. 23, 2024
Charm Savings Bank
Disclosure of detailed information about financial instruments [line items]
Aggregate principal amount		$ 1,931,203	₩ 2,500,000,000